UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F COVER PAGE


Report for Calendar Year of Quarter Ended:  06-30-2004


Check here if Amendment [x]; Amendment Number:  1
   This Amendment (Check only one.):  [ x]   is a restatement.
                                      [  ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Hokanson Associates
Address:      201 Lomas Santa Fe, Suite 360
              Solana Beach, CA 92024


Form 13F File Number: 28-10215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Heather Davis
Title:   Vice President Operations/CCO
Phone:   (858)755-8899

Signature, Place, and Date of Signing:

/s/ Heather Davis	    Solana Beach, CA               11-26-08
[Signature]                  [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[  ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total: 75

Form 13F Information Table Value Total: 121432000

List of Other Included Managers:   None

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102      259     6340 SH       Sole                     5290              1050
Affiliated Computer Systems    COM              008190100     2812    53110 SH       Sole                    46470              6640
Alcoa Aluminum                 COM              138171012     1934    58545 SH       Sole                    50870              7675
American International Group I COM              026874107     4450    62424 SH       Sole                    55121              7303
Amgen                          COM              031162100     1171    21451 SH       Sole                    18311              3140
BEA Systems                    COM              733251029      345    42000 SH       Sole                    35225              6775
BP Amoco PLC ADR               COM              055622104     3819    71287 SH       Sole                    61182             10105
Bank of New York Co. Inc       COM              640571022     2009    68160 SH       Sole                    57765             10395
Bemis                          COM              081437105     2892   102370 SH       Sole                    88220             14150
Cardinal Health                COM              14149Y108     4064    58009 SH       Sole                    49754              8255
Cardiodynamics Intl CP         COM              141597104       55    10900 SH       Sole                    10900
Chevron Texaco Corp.           COM              166764100     2341    24874 SH       Sole                    21224              3650
Cisco Systems Inc.             COM              17275R102     1819    76732 SH       Sole                    64339             12393
Coca Cola                      COM              191216100      313     6200 SH       Sole                     6200
Colgate-Palmolive Co.          COM              194162103     1814    31030 SH       Sole                    25610              5420
Computer Sciences Corp.        COM              205363104      816    17580 SH       Sole                    14605              2975
ConocoPhillips                 COM              20825C104     2892    37905 SH       Sole                    32375              5530
Constellation Brands Inc.      COM              21036p108      353     9500 SH       Sole                     9500
Costco Whsl Group              COM              22160K105     1416    34385 SH       Sole                    30630              3755
Cox Communications Inc.        COM              224044107     2036    73250 SH       Sole                    63220             10030
DeVry, Inc.                    COM              251893103      476    17360 SH       Sole                    14280              3080
Electronic Arts, Inc.          COM              285512109      961    17620 SH       Sole                    14555              3065
Exelon  Corporation            COM              30161n101     1543    46360 SH       Sole                    42000              4360
Exxon Mobil                    COM              30231G102      803    18091 SH       Sole                    18091
Family Dollar Stores           COM              307000109     2024    66545 SH       Sole                    58000              8545
Federal Agricultural Mortgage  COM              313148306      306    12800 SH       Sole                     9350              3450
Fifth Third Bancorp            COM              316773100     1032    19195 SH       Sole                    14765              4430
Fomento Economico Mexicano     COM              344419106      981    21405 SH       Sole                    18520              2885
General Electric               COM              369604103     2941    90784 SH       Sole                    79824             10960
GlaxoSmithKline plc            COM              37733W105      214     5150 SH       Sole                     5150
Goldman Sachs Group            COM              38141G104     1933    20525 SH       Sole                    17385              3140
Great Plains Energy            COM              391164100      801    26985 SH       Sole                    21345              5640
HomeDepot                      COM              437076102     1260    35797 SH       Sole                    33992              1805
Honda Motor Corp.              COM              438128308     1096    45060 SH       Sole                    38205              6855
IBM                            COM              459200101     1210    13731 SH       Sole                    12341              1390
Invitrogen Corporation         COM              46185R100      252     3505 SH       Sole                     3505
Johnson & Johnson              COM              478160104     4105    73690 SH       Sole                    65695              7995
Kinder Morgan Management LLC   COM              49455u100      890    24198 SH       Sole                    21314              2884
Kintera, Inc.                  COM              49720P506      130    12500 SH       Sole                    12500
Korea Electric Power           COM              500631106      803    87675 SH       Sole                    67105             20570
L-3 Communications             COM              502424104     2256    33775 SH       Sole                    29835              3940
Lowe's Companies Inc.          COM              548661107     2592    49330 SH       Sole                    42010              7320
MBNA Corp.                     COM              55262L100     3649   141505 SH       Sole                   125235             16270
Marsh & McLennan Co            COM              571748102     2634    58050 SH       Sole                    49865              8185
Medtronic, Inc.                COM              585055106     3900    80047 SH       Sole                    69187             10860
Merck                          COM              589331107      454     9560 SH       Sole                     8020              1540
Merrill Lynch                  COM              590188108     4655    86235 SH       Sole                    74045             12190
Microsoft Corp.                COM              594918104     3370   117996 SH       Sole                   102896             15100
Nasdaq Biotech Index - iShares COM              464287556     1477    19670 SH       Sole                    16780              2890
Paychex                        COM              704326107      205     6043 SH       Sole                     6043
Pepsico Inc.                   COM              713448108     3463    64265 SH       Sole                    55335              8930
Performance Food Group, Inc.   COM              713755106      890    33550 SH       Sole                    27800              5750
Pfizer                         COM              717081103     4587   133818 SH       Sole                   116108             17710
Procter & Gamble               COM              742718109     1975    36284 SH       Sole                    30624              5660
Qualcomm                       COM              747525103     3429    46985 SH       Sole                    40105              6880
Rent-A-Center                  COM              76009N100      976    32610 SH       Sole                    26750              5860
S&P Mid-Cap Barra Value - iSha COM              464287705      259     2220 SH       Sole                     2220
SEI Investments                COM              784117103      525    18090 SH       Sole                    15415              2675
Sempra Energy                  COM              816851109      301     8750 SH       Sole                     8750
Smithfield Foods               COM              832248108     1170    39795 SH       Sole                    33635              6160
Sony Corp. ADR New             COM              835699307      767    20160 SH       Sole                    18860              1300
Starbucks Inc.                 COM              855244109      548    12605 SH       Sole                    10870              1735
State Street Corp.             COM              857477103     2666    54360 SH       Sole                    47170              7190
SunGard Data Systems Inc       COM              867363103     1931    74270 SH       Sole                    63950             10320
Sunrise Assisted Living        COM              86768K106     2349    60020 SH       Sole                    51730              8290
Suntrust Banks Inc.            COM              867914103      468     7200 SH       Sole                     7200
TJX Co Inc.                    COM              872540109     1056    43760 SH       Sole                    36735              7025
Texas Instruments              COM              882508104     2111    87287 SH       Sole                    73227             14060
VCA Antech                     COM              918194101      705    15720 SH       Sole                    12950              2770
Verizon Communications         COM              92343V104      273     7553 SH       Sole                     7023               530
WPP Group                      COM              929309300     1987    38785 SH       Sole                    33090              5695
Wyeth                          COM              983024100      246     6800 SH       Sole                     6800
Xilinx                         COM              983919101      739    22180 SH       Sole                    18700              3480
Zions Bancorporation           COM              989701107      470     7650 SH       Sole                     6460              1190
Equity Residential Properties  REL              29476l107      976    32845 SH       Sole                    26155              6690